Summary of Significant Accounting Policies - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Inventories
Raw materials and supplies	$ 360,134	$ 479,479
Work-in process	51,233	27,422
Finished goods	122,058	185,467
Total	$ 533,425	$ 692,368